CONTENTS

THE FUND AT A GLANCE
Brief description of the Fund .........................................    1
EXPENSE INFORMATION
The Fund's annual operating expenses ..................................    1
Financial Highlights - a summary of financial data ....................    2
THE FUND IN DETAIL
The Fund's Investment Objective and Policies ..........................    3
General Portfolio Policies ............................................    4
Additional Risk Factors ...............................................    5
PERFORMANCE TERMS
An explanation of performance terms ...................................    6
SHAREHOLDER'S MANUAL
Types of Account Ownership ............................................    7
How to Open Your Janus Account ........................................    8
Minimum Investment Policies ...........................................    8
How to Purchase Shares ................................................    8
How to Exchange Shares ................................................    9
How to Redeem Shares ..................................................    9
  SHAREHOLDER SERVICES AND ACCOUNT POLICIES
JETS(R) ...............................................................   11
Transactions Through Processing Organizations .........................   11
Taxpayer Identification Number ........................................   11
Share Certificates ....................................................   11
Involuntary Redemption ................................................   11
Telephone Transactions ................................................   11
Making Changes to Your Account ........................................   11
Statements and Reports ................................................   11
MANAGEMENT OF THE FUND
Investment Adviser and Portfolio Manager ..............................   12
Management Expenses ...................................................   12
Portfolio Transactions ................................................   13
Other Service Providers ...............................................   13
Other Information .....................................................   13
DISTRIBUTIONS AND TAXES
Distributions .........................................................   14
Taxes .................................................................   14
APPENDIX A
Glossary of Investment Terms ..........................................   15


                                     [LOGO]

                             JANUS ENTERPRISE FUND

                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 1-800-525-3713

                               February 18, 1996



Janus Enterprise Fund (the "Fund") is a no-load, nondiversified mutual fund that seeks long-term growth of capital. The Fund intends to invest primarily in common stocks, with an emphasis on securities issued by medium-sized companies.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 7.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 18, 1996, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:

The investment objective of the Fund is long-term growth of capital.

PRIMARY HOLDINGS:

A  nondiversified  fund that  pursues  its  investment  objective  by  investing
primarily  in  common  stocks,   with  an  emphasis  on  securities   issued  by
medium-sized companies.

SHAREHOLDER'S INVESTMENT HORIZON:

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in common stocks. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:

Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 25 years and currently manages more than $30 billion in assets.

FUND MANAGER:

James P. Goff

FUND INCEPTION:

September 1992


EXPENSE INFORMATION

The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases                               None
Maximum sales load imposed on reinvested dividends                    None
Deferred sales charges on redemptions                                 None
Redemption fees*                                                      None
Exchange fee**                                                        None

*There is an $8 service fee for redemptions by wire.
**You may be charged a $5 transaction fee for excessive exchanges. See "How to Exchange Shares" on page 9.


ANNUAL FUND OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

--------------------------------------------------------------------------------
Management Fee                          0.75%
Other Expenses                          0.51%
Total Fund Operating Expenses           1.26%
--------------------------------------------------------------------------------
(1) The information in the table above is based on expenses before expense offset arrangements for the fiscal period ended October 31, 1995.


EXAMPLE

                                            1 Year   3 Years  5 Years  10 Years
--------------------------------------------------------------------------------
Assume you invest  $1,000,  the Fund
returns 5% annually and its expense
ratio remains as listed  above.  This
example shows the operating expenses
that you would indirectly bear as an
investor in the Fund.                         $13      $40     $69      $152
--------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996

FINANCIAL HIGHLIGHTS

The information below is for fiscal periods ending on October 31 of each year and has been audited by the accounting firm of Price Waterhouse LLP. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI. Expense and income ratios and portfolio turnover rates have been annualized for periods of less than one year. Total returns for periods of less than one year are not annualized.

                                                                                1995           1994           1993          1992(1)
------------------------------------------------------------------------------------------------------------------------------------
1.   Net asset value, beginning of period                                     $24.43         $21.87         $17.09        $15.00
------------------------------------------------------------------------------------------------------------------------------------
     Income from investment operations:
2.   Net investment income (loss)                                               0.52          (0.06)          0.04           --
3.   Net gains or (losses) on securities (both realized and unrealized)         3.09           3.18           4.76          2.09
------------------------------------------------------------------------------------------------------------------------------------
4.   Total from investment operations                                           3.61           3.12           4.80          2.09
------------------------------------------------------------------------------------------------------------------------------------
     Less distributions:
5.   Dividends (from net investment income)                                    (0.52)         (0.02)         (0.02)          --
6.   Distributions (from capital gains)                                        (0.38)         (0.54)           --            --
------------------------------------------------------------------------------------------------------------------------------------
7.   Total distributions                                                       (0.90)         (0.56)         (0.02)          --
------------------------------------------------------------------------------------------------------------------------------------
8.   Net asset value, end of period                                           $27.14         $24.43         $21.87        $17.09
------------------------------------------------------------------------------------------------------------------------------------
9.   Total return                                                              15.46%         14.56%         28.09%        13.93%
------------------------------------------------------------------------------------------------------------------------------------
10.  Net assets, end of period (in millions)                                  $  459         $  370         $  239        $    8
11.  Ratio of expenses to average net assets                                    1.26%(2)       1.25%          1.36%         2.50%
12.  Ratio of net investment income to average net assets                       0.02%         (0.32%)         0.14%         0.81%)
13.  Portfolio turnover rate                                                     194%           193%           201%           53%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Fiscal period from September 1, 1992 (inception) to October 31, 1992.

(2) The Fund's expenses may be reduced through the use of brokerage commissions and uninvested cash balances earning interest with the Fund's custodian. The expense ratio for the fiscal period ended October 31, 1995, does not reflect expense reductions, which reduced the expense ratio to 1.23%.

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

Net asset value ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial
Highlights table represents the change in value of the Fund's shares over the fiscal period, but not its total return.

Net investment income is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. Dividends (from net investment income) is the per share amount that the Fund paid from net investment income.

Net gains (or losses) on securities is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. Distributions (from capital gains) is the per share amount that the Fund paid from net realized gains.

Total return is the percentage increase or decrease in the value of an investment over a stated period of time. A total return percentage includes both changes in NAV and income. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution. A FUND'S TOTAL RETURN CANNOT BE COMPUTED DIRECTLY FROM THE FINANCIAL HIGHLIGHTS TABLES.

Ratios of expenses to average net assets is the total of the Fund's operating expenses divided by its average net assets for the stated period.

Ratio of net investment income to average net assets is the Fund's total net investment income divided by its average net assets for the stated period.

Portfolio turnover rate is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996

THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed discussion of investment terms used throughout this Prospectus. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital. It is a nondiversified fund that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). Companies whose capitalization falls outside this range after the Fund's initial purchase continue to be considered medium-sized companies for the purpose of this policy. As of December 29, 1995, the MidCap Index included companies with capitalizations between approximately $118 million to $7.5 billion. The range of the MidCap Index is expected to change on a regular basis. Subject to the above policy, the Fund may also invest in smaller or larger issuers.

TYPES OF INVESTMENTS

The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. Debt securities that the Fund may purchase include corporate bonds and debentures (less than 35% of net assets in high-yield/high-risk securities); government securities; mortgage- and asset-backed securities (not to exceed 25% of assets); zero-coupon bonds (not to exceed 10% of assets); indexed/structured notes; high-grade commercial paper; certificates of deposit; and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

The Fund may invest without limit in foreign equity and debt securities. The Fund may use options, futures and other types of derivatives for hedging purposes or as a means of enhancing return. See "Additional Risk Factors" on page 5. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE FUND.

HOW ARE COMMON STOCKS SELECTED?

The Fund may invest substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, the manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.

--------------------------------------------------------------------------------

ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

Generally, yes. The portfolio manager seeks companies with earnings growth potential, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 5.

--------------------------------------------------------------------------------

WHAT IS THE MAIN RISK OF INVESTING IN A COMMON STOCK FUND?

The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 5.


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996

WHAT IS MEANT BY "MARKET CAPITALIZATION"?

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, under normal market circumstances, the Fund will emphasize issuers with market capitalizations in the range of the MidCap Index.

--------------------------------------------------------------------------------

HOW DOES A DIVERSIFIED FUND DIFFER FROM A NONDIVERSIFIED FUND?

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund.

--------------------------------------------------------------------------------

HOW DOES THE FUND TRY TO REDUCE RISK?

The Fund may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk when investing directly in foreign markets. See "Additional Risk Factors" on page 5. In addition, to the extent that the Fund holds a larger cash position, it may not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

GENERAL PORTFOLIO POLICIES

In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION

The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund is deemed to be a nondiversified fund under the 1940 Act and is subject to the following requirements:

o As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 50% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

o    The Fund will invest no more than 25% of its assets in a single issuer.

o The Fund reserves the right to become a diversified company by limiting the investments in which more than 5% of its total assets are invested.

INDUSTRY CONCENTRATION

As a fundamental policy, the Fund will not invest more than 25% of its total assets in any particular industry. This policy does not apply to U.S. government securities.

PORTFOLIO TURNOVER

The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.

ILLIQUID INVESTMENTS

The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital may determine that securities that cannot be sold to the U.S. public but that can be sold to institutional investors (for example, Rule 144A securities) are liquid. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

BORROWING AND LENDING

The Fund may borrow money and lend securities or other assets, as follows:

o The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996

o As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits. There is no assurance that such permission will be granted.

ADDITIONAL RISK FACTORS

INVESTMENTS IN SMALLER COMPANIES

SMALLER OR NEWER COMPANIES MAY SUFFER MORE SIGNIFICANT LOSSES AS WELL AS REALIZE MORE SUBSTANTIAL GROWTH THAN LARGER OR MORE ESTABLISHED ISSUERS.

The Fund may invest in companies that have relatively small revenues, have a small share of the market for their products or services, or have limited geographic or product markets. Small companies may lack depth of management, they may be unable to generate internally funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of small companies held by the Fund may have limited trading markets that may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

SPECIAL SITUATIONS

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

FOREIGN SECURITIES

INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

o Currency Risk. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o    Transaction  Costs.   Transaction  costs  of  buying  and  selling  foreign
     securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use most derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Fund to additional investment risks and


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996
transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When  the  Fund  invests  in a  derivative  instrument,  it may be  required  to segregate cash and other high-grade liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies (Standard & Poor's and Moody's). The Fund expects that its holdings of lower quality securities, if any, will consist primarily of bonds rated in the highest two tiers of noninvestment grade securities.

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

See Appendix A for risks associated with certain other investments.

--------------------------------------------------------------------------------

PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

THE FUND IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996

SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. This section also explains in detail the wide array of services and features you can establish on your account. These services may be modified or discontinued without shareholder approval.

HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading this Prospectus,  please call one of our
Investor  Service   Representatives   at  1-800-525-3713   Monday-Friday:   8:00
a.m.-10:00 p.m., and Saturday: 10:00 a.m.-7:00 p.m., New York time.

--------------------------------------------------------------------------------
Minimum Investments*
To open a new account                                            $2,500
To open a new retirement or UGMA/UTMA account                    $  500
To open a new account with an Automatic Investment Program       $  500**
To add to any type of an account                                 $  100

*The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
**There is a $100 minimum subsequent investment.
--------------------------------------------------------------------------------

TYPES OF ACCOUNT OWNERSHIP

If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application included with this Prospectus.

o Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

o A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

o Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

o Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up your account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 591/2.

Investors Fiduciary Trust Company serves as custodian for the Retirement Plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).

The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

o Individual Retirement Account ("IRA"): An IRA allows individuals under the age of 701/2 with earned income to contribute up to the lesser of $2,000 or 100% of compensation annually. Please refer to the Janus Funds IRA booklet for complete information regarding IRAs.

o Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

o Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

o Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
     Section 403(b)(7) Plan.


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996

HOW TO OPEN YOUR JANUS ACCOUNT

Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus Funds. Send all items to one of the following addresses:

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375

Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923

INVESTOR SERVICE CENTERS

Janus Funds offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

MINIMUM INVESTMENT POLICIES

ACCOUNTS ESTABLISHED AFTER FEBRUARY 18, 1996

Any account opened after February 18, 1996, must meet minimum investment requirements described at page 7.

ACCOUNTS ESTABLISHED ON OR BEFORE FEBRUARY 18, 1996

o The minimum investment requirement remains at $1,000 ($250 for retirement accounts and UGMA/UTMA accounts) for these accounts only.

o There is no minimum initial investment requirement for Automatic Monthly Investment Program participants that continue to make subsequent automatic investments of at least $50.

o Subsequent investments (other than automatic monthly investments) must meet the $100 minimum.

ALL ACCOUNTS

Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 annual maintenance fee (or the value of the account if less than $10) from accounts with values below the minimums described above or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that accounts will be valued and the $10 fee assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

HOW TO PURCHASE SHARES

PAYING FOR SHARES

When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

o Cash, credit cards, third party checks and credit card checks will not be accepted.

o    All purchases must be made in U.S. dollars.

o    Checks must be drawn on a U.S. bank and made payable to Janus Funds.

o If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

o If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

o    The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100. You may add to your account at any time through any of the following options:

BY MAIL

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE

This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

BY WIRE

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS

Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

o    AUTOMATIC MONTHLY INVESTMENT PROGRAM
     You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996
     to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

o    PAYROLL DEDUCTION
     If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

o    BY SYSTEMATIC EXCHANGE
     With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING

To request an exchange in writing, please follow the instructions for written requests on page 10.

BY TELEPHONE

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

BY SYSTEMATIC EXCHANGE

As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges.

If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

EXCHANGE POLICIES

o Except for Systematic Exchanges, new accounts established by exchange must meet the $2,500 minimum, or be for the total account value if less than $2,500.

o    Exchanges   between  existing   accounts  must  meet  the  $100  subsequent
     investment requirement.

o You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges) free of charge. The Fund reserves the right to have a $5 transaction fee automatically deducted from your account for each additional exchange.

o Exchanges between accounts will be accepted only if the registrations are identical.

o If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

o Be sure that you read the prospectus for the Fund into which you are exchanging.

o The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

o An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-tax deferred account.

QUICK ADDRESS AND TELEPHONE REFERENCE

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375

Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923

Janus Investor Services    1-800-525-3713
To speak to a service representative

JETS(R)    1-800-525-6125
For 24-hour access to account and fund information.

TDD      1-800-525-0056
A telecommunications device for our hearing- and speech-impaired shareholders.

Janus QuotelineSM 1-800-525-0024
For automated daily quotes on fund share prices, yields and total returns.

Janus Literature Line      1-800-525-8983
To request a prospectus, shareholder reports or marketing materials.

HOW TO REDEEM SHARES

On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

IN WRITING

To request a redemption in writing, please follow the instructions for written requests noted on page 10.

BY TELEPHONE

Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing.

This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m. New York time.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

SWPs allow you to redeem a specific dollar amount from your account on a regular basis. For more information on SWPs or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

o    BY CHECK
     Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996

o    ELECTRONIC TRANSFER
     If you have established this option, your redemption proceeds will be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call 1-800-525-3713. There is no fee for this option.

o    BY WIRE
     If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.

IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 8 and must include the following information:

     o    the name of the Fund,
     o    the account number,
     o    the amount of money or number of shares being redeemed,
     o    the name(s) on the account,
     o    the signature(s) of all registered account owners, and
     o    your daytime telephone number.

o    SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

o Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

o UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

o Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

o Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

o Trust: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

o IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 591/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

PRICING OF FUND SHARES

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. NAV per share is calculated by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of shares outstanding. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SIGNATURE GUARANTEE

In addition to the signature requirements, a signature guarantee is also required if any of the following is applicable:

o    The redemption exceeds $100,000.

o    You  would  like  the  check  made   payable  to  anyone   other  than  the
     shareholder(s) of record.

o You would like the check mailed to an address which has been changed within 10 days of the redemption request.

o You would like the check mailed to an address other than the address of record.

THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A SIGNATURE GUARANTEE MAY NOT BE PROVIDED BY A NOTARY PUBLIC.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

JANUS ELECTRONIC TELEPHONE SERVICE (JETS(R))

JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other qualified plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. The Processing Organization may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. The Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

TAXPAYER IDENTIFICATION NUMBER

On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES

Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

INVOLUNTARY REDEMPTION

The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise detrimental to the Fund.

TELEPHONE TRANSACTIONS

You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of exchanges, calling the JETS line.

TEMPORARY SUSPENSION OF SERVICES

The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

ADDRESS CHANGES

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES

To change the name on an account, the shares are generally  transferred to a new
account.  In  some  cases,  legal  documentation  may  be  required.   For  more
information call 1-800-525-3713.

STATEMENTS AND REPORTS

The Fund will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in our Automatic Monthly Investment Program and invest on a monthly basis, you will receive quarterly confirmation statements unless monthly statements are requested. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996

MANAGEMENT OF THE FUND

TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital has served as investment adviser to certain series of the Trust since 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

PORTFOLIO MANAGER

James P. Goff is Executive Vice President and portfolio manager of the Fund, which he has managed since it's inception. Mr. Goff joined Janus Capital in 1988 and has co-managed Janus Venture Fund since December 1993. He holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------

PERSONAL INVESTING

Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts, subject to Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

BREAKDOWN OF MANAGEMENT EXPENSES AND EXPENSE LIMITS

The Fund pays Janus Capital a management fee which is accrued daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

Average Daily Net                  Annual Rate
Assets of Fund                     Percentage (%)
-------------------------------------------------
First $ 30 Million                 1.00%
Next $270 Million                   .75%
Next $200 Million                   .70%
Over $500 Million                   .65%
-------------------------------------------------

The actual management fee paid by the Fund for the fiscal year ended October 31, 1995, was .75% of the value of the Fund's average daily net assets. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and subcustodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Janus Capital will reduce its management fee to the extent that Fund expenses exceed regulatory limits imposed by state securities regulators.


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses. The SAI further explains the selection of broker-dealers.

OTHER SERVICE PROVIDERS

The following parties provide the Fund with administrative and other services.

Domestic Custodian
Investors Fiduciary Trust Company
127 W. 10th Street
Kansas City, Missouri 64105

Foreign Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217

Distributor
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206

Janus  Service  Corporation  and  Janus  Distributors,   Inc.  are  wholly-owned
subsidiaries  of  Janus  Capital.   Investors   Fiduciary  Trust  Company  is  a
wholly-owned subsidiary of State Street Bank and Trust Company.

OTHER INFORMATION

ORGANIZATION

The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective. As of the date of this Prospectus, the Trust offers 18 separate series, three of which currently offer two classes of shares.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of the other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

SIZE OF THE FUND

The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of all series of the Trust created after April 30, 1992, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996

DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------
DISTRIBUTIONS

THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ARE DECLARED AND PAID IN DECEMBER.

HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations.

"BUYING A DIVIDEND"

If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling 1-800-525-3713. The Fund offers the following options:

1.   Reinvestment  Option.  You may reinvest  your income  dividends and capital
     gains   distributions  in  additional  shares.   This  option  is  assigned
     automatically if no other choice is made.

2. Cash Option. You may receive your income dividends and capital gains distributions in cash.

3. Reinvest And Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

4. Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

TAXES ON DISTRIBUTIONS

Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

TAXATION OF THE FUND

Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996

APPENDIX A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I.   EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies (BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996
the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero  coupon  bonds are debt  securities  that do not pay  interest  at  regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Strips are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II.  FUTURES, OPTIONS AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of non-dollar denominated securities or to reduce the impact of currency appreciation on purchases of non-dollar denominated securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.


JANUS ENTERPRISE FUND PROSPECTUS                               FEBRUARY 18, 1996

CONTENTS

THE FUND AT A GLANCE
Brief description of the Fund .........................................    1
EXPENSE INFORMATION
The Fund's annual operating expenses ..................................    1
Financial Highlights - a summary of financial data ....................    2
THE FUND IN DETAIL
The Fund's Investment Objective and Policies ..........................    3
General Portfolio Policies ............................................    4
Additional Risk Factors ...............................................    5
PERFORMANCE TERMS
An explanation of performance terms ...................................    6
SHAREHOLDER'S MANUAL
Types of Account Ownership ............................................    7
How to Open Your Janus Account ........................................    8
Minimum Investment Policies ...........................................    8
How to Purchase Shares ................................................    8
How to Exchange Shares ................................................    9
How to Redeem Shares ..................................................    9
  SHAREHOLDER SERVICES AND ACCOUNT POLICIES
JETS(R) ...............................................................   11
Transactions Through Processing Organizations .........................   11
Taxpayer Identification Number ........................................   11
Share Certificates ....................................................   11
Involuntary Redemption ................................................   11
Telephone Transactions ................................................   11
Making Changes to Your Account ........................................   11
Statements and Reports ................................................   11
MANAGEMENT OF THE FUND
Investment Adviser and Portfolio Manager ..............................   12
Management Expenses ...................................................   12
Portfolio Transactions ................................................   13
Other Service Providers ...............................................   13
Other Information .....................................................   13
DISTRIBUTIONS AND TAXES
Distributions .........................................................   14
Taxes .................................................................   14
APPENDIX A
Glossary of Investment Terms ..........................................   15


                                     [LOGO]

                           JANUS GROWTH & INCOME FUND

                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 1-800-525-3713

                               February 18, 1996

Janus Growth and Income Fund (the "Fund") is a no-load, diversified mutual fund that seeks long-term growth of capital with a limited emphasis on income. Although the Fund normally invests at least 25% of its assets in securities selected primarily for their income potential, it emphasizes equity securities selected for their growth potential.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 7.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 18, 1996, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:

The investment objective of the Fund is long-term capital growth and current income.

PRIMARY HOLDINGS:

A diversified fund that emphasizes equity securities selected for their growth potential, although the Fund will normally invest at least 25% of its assets in securities selected primarily for their income potential.

SHAREHOLDER'S INVESTMENT HORIZON:

The Fund is designed for long-term investors who seek growth of capital with a limited emphasis on income. The Fund is not designed for investors who desire a consistent level of income nor is it a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:

Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 25 years and currently manages more than $30 billion in assets.

FUND MANAGER:

Thomas F. Marsico

FUND INCEPTION:

May 1991


EXPENSE INFORMATION

The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases                         None
Maximum sales load imposed on reinvested dividends              None
Deferred sales charges on redemptions                           None
Redemption fees*                                                None
Exchange fee**                                                  None

*There is an $8 service fee for redemptions by wire.
**You may be charged a $5 transaction fee for excessive exchanges. See "How to Exchange Shares" on page 9.


ANNUAL FUND OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

--------------------------------------------------------------------------------
Management Fee                          0.74%
Other Expenses                          0.45%
Total Fund Operating Expenses           1.19%
--------------------------------------------------------------------------------
(1) The information in the table above is based on expenses before expense offset arrangements for the fiscal period ended October 31, 1995.


EXAMPLE

                                             1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------
Assume you invest  $1,000, the Fund
returns 5% annually and its expense
ratio remains as listed  above.  This
example  shows the operating expenses
that you would indirectly bear as an
investor in the Fund.                          $12     $38      $65      $144
--------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996

FINANCIAL HIGHLIGHTS

The information below is for fiscal periods ending on October 31 of each year and has been audited by the accounting firm of Price Waterhouse LLP. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI. Expense and income ratios and portfolio turnover rates have been annualized for periods of less than one year. Total returns for periods of less than one year are not annualized.

                                                                                1995        1994       1993       1992      1991(1)
------------------------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period                                       $14.69      $15.24     $12.95     $12.13    $10.00
    Income from investment operations:
 2. Net investment income                                                        0.11        0.19       0.14       0.17      0.02
 3. Net gains or (losses) on securities (both realized and unrealized)           3.43       (0.31)      2.29       0.80      2.13
 4. Total from investment operations                                             3.54       (0.12)      2.43       0.97      2.15
    Less distributions:
 5. Dividends (from net investment income)                                      (0.10)      (0.10)     (0.14)     (0.15)    (0.02)
 6. Distributions (from capital gains)                                            --        (0.33)       --         --        --
 7. Total distributions                                                         (0.10)      (0.43)     (0.14)     (0.15)    (0.02)
 8. Net asset value, end of period                                             $18.13      $14.69     $15.24     $12.95    $12.13
 9. Total return                                                                24.20%      (0.76%)    18.81%      7.98%    21.50%
10. Net assets, end of period (in millions)                                    $  583      $  490     $  519     $  244    $   56
11. Ratio of expenses to average net assets                                      1.19%(2)    1.22%      1.28%      1.52%     2.33%
12. Ratio of net investment income to average net assets                         1.11%       1.26%      1.13%      1.61%     0.76%
13. Portfolio turnover rate                                                       195%        123%       138%       120%       14%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Fiscal period from May 15, 1991 (inception) to October 31, 1991.

(2) The Fund's expenses may be reduced through use of brokerage commissions and uninvested cash balances earning interest with the Fund's custodian. The expense ratio for the fiscal year ended October 31, 1995, does not reflect expense reductions, which reduced the expense ratio to 1.17%.

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

Net asset value ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial
Highlights table represents the change in value of the Fund's shares over the fiscal period.

Net investment income is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. Dividends (from net investment income) is the per share amount that the Fund paid from net investment income.

Net gains (or losses) on securities is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. Distributions (from capital gains) is the per share amount that the Fund paid from net realized gains.

Total return is the percentage increase or decrease in the value of an investment over a stated period of time. A total return percentage includes both changes in NAV and income. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution. A FUND'S TOTAL RETURN CANNOT BE COMPUTED DIRECTLY FROM THE FINANCIAL HIGHLIGHTS TABLE.

Ratio of expenses to average net assets is the total of the Fund's operating expenses divided by its average net assets for the stated period.

Ratio of net investment income to average net assets is the Fund's total net investment income divided by its average net assets for the stated period.

Portfolio turnover rate is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996

THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of investment terms used throughout this Prospectus. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital growth and current income. It is a diversified fund that, under normal circumstances, pursues its objective by investing up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities selected primarily for their income potential. The Fund normally emphasizes the growth component. However, in unusual circumstances, the Fund may reduce the growth component of its portfolio to 25% of its assets.

TYPES OF INVESTMENTS

The Fund may invest in any combination of common stock, preferred stock, warrants, convertible securities and debt securities. However, it is expected that the Fund will emphasize investments in common stocks. Debt securities that the Fund may purchase include corporate bonds and debentures (less than 35% of net assets in high-yield/high-risk securities); government securities; mortgage- and asset-backed securities (not to exceed 25% of assets); zero-coupon bonds (not to exceed 10% of assets); indexed/structured notes; high-grade commercial paper; certificates of deposit; and repurchase agreements. As further discussed below, such securities may be selected for their growth potential or income potential. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

The Fund may invest without limit in foreign equity and debt securities. The Fund may use options, futures and other types of derivatives for hedging purposes or as a means of enhancing return. See "Additional Risk Factors" on page 5. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE FUND.

HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENT OF THE FUND'S PORTFOLIO?

The Fund may invest in a combination of common stocks, preferred stocks, convertible securities, debt securities and other fixed-income securities. The Fund may shift assets between the growth and income components of its portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, then the Fund will place a greater emphasis on the growth component.

WHAT TYPE OF SECURITIES MAKE UP THE GROWTH COMPONENT OF THE FUND?

The Fund places a stronger emphasis on the growth component and normally invests up to 75% of its assets in such securities. The growth component of the Fund is expected to consist primarily of common stocks. The portfolio manager will invest in common stocks to the extent he believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure.

Other equity or debt securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. Because income is a part of the investment objective of the Fund, the portfolio manager may also consider dividend-paying characteristics in selecting equity securities for the Fund.

--------------------------------------------------------------------------------

WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF THE FUND?

The income component of the Fund may consist of all types of income-producing securities, including common stocks selected primarily for their dividend payments, preferred stocks, convertible securities and all types of debt securities. However, the Fund has historically derived income primarily from dividend-paying common stocks.


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996

Income-producing securities are used to produce a more consistent total return than the portfolio may attain through investing solely in growth stocks. However, the Fund is not designed to produce a consistent level of income.

--------------------------------------------------------------------------------

ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

Generally, yes. The portfolio manager seeks companies with earnings growth potential or income potential, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a company-by-company basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 5.

--------------------------------------------------------------------------------

HOW DOES THE FUND TRY TO REDUCE RISK?

Diversification of the Fund's assets reduces the effect of any single holding on its overall portfolio value. The Fund may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk when investing directly in foreign markets. See "Additional Risk Factors" on page 5. In addition, to the extent that the Fund holds a larger cash position, it may not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

GENERAL PORTFOLIO POLICIES

In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION

The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

o As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 75% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

o    The Fund will invest no more than 25% of its assets in a single issuer.

INDUSTRY CONCENTRATION

As a fundamental policy, the Fund will not invest more than 25% of its total assets in any particular industry. This policy does not apply to U.S. government securities.

PORTFOLIO TURNOVER

The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.

ILLIQUID INVESTMENTS

The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital may determine that securities that cannot be sold to the U.S. public but that can be sold to institutional investors (for example, Rule 144A securities) are liquid. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

BORROWING AND LENDING

The Fund may borrow money and lend securities or other assets, as follows:

o The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996

o As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits. There is no assurance that such permission will be granted.

ADDITIONAL RISK FACTORS

SPECIAL SITUATIONS

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

FOREIGN SECURITIES

INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

o Currency Risk. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denonimated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o    Transaction  Costs.   Transaction  costs  of  buying  and  selling  foreign
     securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use most derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996
     it difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When  the  Fund  invests  in a  derivative  instrument,  it may be  required  to segregate cash and other high-grade liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies (Standard & Poor's and Moody's). The Fund expects that its holdings of lower quality securities, if any, will consist primarily of bonds rated in the highest two tiers of noninvestment grade securities.

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e. credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

See Appendix A for risks associated with certain other investments.

--------------------------------------------------------------------------------

PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

THE FUND IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996

SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. This section also explains in detail the wide array of services and features you can establish on your account. These services may be modified or discontinued without shareholder approval.

HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading this Prospectus,  please call one of our
Investor  Service   Representatives   at  1-800-525-3713   Monday-Friday:   8:00
a.m.-10:00 p.m., and Saturday: 10:00 a.m.-7:00 p.m., New York time.

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Minimum Investments*
To open a new account                                            $2,500
To open a new retirement or UGMA/UTMA account                    $  500
To open a new account with an Automatic Investment Program       $  500**
To add to any type of an account                                 $  100

*The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
**There is a $100 minimum subsequent investment.
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TYPES OF ACCOUNT OWNERSHIP

If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application included with this Prospectus.

o Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

o A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

o Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

o Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up an account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 591/2.

Investors Fiduciary Trust Company ("IFTC") serves as custodian for the Retirement Plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).

The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

o Individual Retirement Account ("IRA"): An IRA allows individuals under the age of 701/2 with earned income to contribute up to the lesser of $2,000 or 100% of compensation annually. Please refer to the Janus Funds IRA booklet for complete information regarding IRAs.

o Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

o Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

o Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
     Section 403(b)(7) Plan.


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996

HOW TO OPEN YOUR JANUS ACCOUNT

Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus Funds. Send all items to one of the following addresses:

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375

Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923

INVESTOR SERVICE CENTERS

Janus Funds offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

MINIMUM INVESTMENT POLICIES

ACCOUNTS ESTABLISHED AFTER FEBRUARY 18, 1996

Any account opened after February 18, 1996, must meet minimum investment requirements described at page 7.

ACCOUNTS ESTABLISHED ON OR BEFORE FEBRUARY 18, 1996

o The minimum investment requirement remains at $1,000 ($250 for retirement accounts and UGMA/UTMA accounts) for these accounts only.

o There is no minimum initial investment requirement for Automatic Monthly Investment Program participants that continue to make subsequent automatic investments of at least $50.

o Subsequent investments (other than automatic monthly investments) must meet the $100 minimum.

ALL ACCOUNTS

Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 annual maintenance fee (or the value of the account if less than $10) from accounts with values below the minimums described above or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that accounts will be valued and the $10 fee assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

HOW TO PURCHASE SHARES

PAYING FOR SHARES

When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

o Cash, credit cards, third party checks and credit card checks will not be accepted.

o    All purchases must be made in U.S. dollars.

o    Checks must be drawn on a U.S. bank and made payable to Janus Funds.

o If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

o If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

o    The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100. You may add to your account at any time through any of the following options:

BY MAIL

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE

This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

BY WIRE

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS

Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

o    AUTOMATIC MONTHLY INVESTMENT PROGRAM
     You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996
     to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

o    PAYROLL DEDUCTION
     If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

o    BY SYSTEMATIC EXCHANGE
     With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING

To request an exchange in writing, please follow the instructions for written requests on page 10.

BY TELEPHONE

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

BY SYSTEMATIC EXCHANGE

As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges.

If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

EXCHANGE POLICIES

o Except for Systematic Exchanges, new accounts established by exchange must meet the $2,500 minimum, or be for the total account value if less than $2,500.

o    Exchanges   between  existing   accounts  must  meet  the  $100  subsequent
     investment requirement.

o You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges) free of charge. The Fund reserves the right to have a $5 transaction fee automatically deducted from your account for each additional exchange.

o Exchanges between accounts will be accepted only if the registrations are identical.

o If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

o Be sure that you read the prospectus for the Fund into which you are exchanging.

o The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

o An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-tax deferred account.

QUICK ADDRESS AND TELEPHONE REFERENCE

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375

Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923

Janus Investor Services    1-800-525-3713
To speak to a service representative

JETS(R)    1-800-525-6125
For 24-hour access to account and fund information.

TDD      1-800-525-0056
A telecommunications device for our hearing- and speech-impaired shareholders.

Janus QuotelineSM 1-800-525-0024
For automated daily quotes on fund share prices, yields and total returns.

Janus Literature Line      1-800-525-8983
To request a prospectus, shareholder reports or marketing materials.

HOW TO REDEEM SHARES

On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

IN WRITING

To request a redemption in writing, please follow the instructions for written requests noted on page 10.

BY TELEPHONE

Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing.

This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m. New York time.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

SWPs allow you to redeem a specific dollar amount from your account on a regular basis. For more information on SWPs or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

o    BY CHECK
     Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996

o    ELECTRONIC TRANSFER
     If you have established this option, your redemption proceeds will be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call 1-800-525-3713. There is no fee for this option.

o    BY WIRE
     If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.

IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 8 and must include the following information:

     o    the name of the Fund,
     o    the account number,
     o    the amount of money or number of shares being redeemed,
     o    the name(s) on the account,
     o    the signature(s) of all registered account owners, and
     o    your daytime telephone number.

o    SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

o Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

o UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

o Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

o Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

o Trust: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

o IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 591/2) or premature (before age 591/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

PRICING OF FUND SHARES

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. NAV per share is calculated by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of shares outstanding. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SIGNATURE GUARANTEE

In addition to the signature requirements, a signature guarantee is also required if any of the following is applicable:

o    The redemption exceeds $100,000.

o    You  would  like  the  check  made   payable  to  anyone   other  than  the
     shareholder(s) of record.

o You would like the check mailed to an address which has been changed within 10 days of the redemption request.

o You would like the check mailed to an address other than the address of record.

THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A SIGNATURE GUARANTEE MAY NOT BE PROVIDED BY A NOTARY PUBLIC.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

JANUS ELECTRONIC TELEPHONE SERVICE (JETS(R))

JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other qualified plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. The Processing Organization may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. The Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

TAXPAYER IDENTIFICATION NUMBER

On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES

Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

INVOLUNTARY REDEMPTION

The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise detrimental to the Fund.

TELEPHONE TRANSACTIONS

You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of exchanges, calling the JETS line.

TEMPORARY SUSPENSION OF SERVICES

The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

ADDRESS CHANGES

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES

To change the name on an account, the shares are generally  transferred to a new
account.  In  some  cases,  legal  documentation  may  be  required.   For  more
information call 1-800-525-3713.

STATEMENTS AND REPORTS

The Fund will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in our Automatic Monthly Investment Program and invest on a monthly basis, you will receive quarterly confirmation statements unless monthly statements are requested. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996

MANAGEMENT OF THE FUND

TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital has served as investment adviser to certain series of the Trust since 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

PORTFOLIO MANAGER

Thomas F. Marsico is Executive Vice President and portfolio manager of the Fund. Mr. Marsico has managed the Fund since its inception and the Janus Twenty Fund since March 1988. He holds a Bachelor of Arts in Biology from the University of Colorado and Master of Business Administration in Finance from the University of Denver.

--------------------------------------------------------------------------------

PERSONAL INVESTING

Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts, subject to Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

BREAKDOWN OF MANAGEMENT EXPENSES AND EXPENSE LIMITS

The Fund pays Janus Capital a management fee which is accrued daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

Average Daily Net                  Annual Rate
Assets of Fund                     Percentage (%)
-------------------------------------------------
First $ 30 Million                 1.00%
Next $270 Million                   .75%
Next $200 Million                   .70%
Over $500 Million                   .65%
-------------------------------------------------

The actual management fee paid by the Fund for the fiscal year ended October 31, 1995, was .74% of the value of the Fund's average daily net assets. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Janus Capital will reduce its management fee to the extent that Fund expenses exceed regulatory limits imposed by state securities regulators.


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses. The SAI further explains the selection of broker-dealers.

OTHER SERVICE PROVIDERS

The following parties provide the Fund with administrative and other services.

Domestic Custodian
Investors Fiduciary Trust Company
127 W. 10th Street
Kansas City, Missouri 64105

Foreign Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217

Distributor
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206

Janus  Service  Corporation  and  Janus  Distributors,   Inc.  are  wholly-owned
subsidiaries  of  Janus  Capital.   Investors   Fiduciary  Trust  Company  is  a
wholly-owned subsidiary of State Street Bank and Trust Company.

OTHER INFORMATION

ORGANIZATION

The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective. As of the date of this Prospectus, the Trust offers 18 separate series, three of which currently offer two classes of shares.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of the other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

SIZE OF THE FUND

The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of all series of the Trust created after April 30, 1992, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996

DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------
DISTRIBUTIONS

THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS ARE DECLARED AND PAID QUARTERLY, WHILE CAPITAL GAINS DISTRIBUTIONS ARE DECLARED AND PAID IN DECEMBER.

HOW DISTRIBUTIONS AFFECT A FUND'S NAV

Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations.

"BUYING A DIVIDEND"

If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling 1-800-525-3713. The Fund offers the following options:

1.   Reinvestment  Option.  You may reinvest  your income  dividends and capital
     gains   distributions  in  additional  shares.   This  option  is  assigned
     automatically if no other choice is made.

2. Cash Option. You may receive your income dividends and capital gains distributions in cash.

3. Reinvest And Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

4. Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

TAXES ON DISTRIBUTIONS

Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

TAXATION OF THE FUND

Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996

APPENDIX A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I.   EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies (BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996
the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero  coupon  bonds are debt  securities  that do not pay  interest  at  regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Strips are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II.  FUTURES, OPTIONS AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of non-dollar denominated securities or to reduce the impact of currency appreciation on purchases of non-dollar denominated securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.


JANUS GROWTH AND INCOME FUND PROSPECTUS                        FEBRUARY 18, 1996

CONTENTS

THE FUND AT A GLANCE
Brief description of the Fund .............................................    1
EXPENSE INFORMATION
The Fund's annual operating expenses ......................................    1
Financial Highlights - a summary of financial data ........................    2
THE FUND IN DETAIL
The Fund's Investment Objective and Policies ..............................    3
General Portfolio Policies ................................................    4
Additional Risk Factors ...................................................    5
PERFORMANCE TERMS
An explanation of performance terms .......................................    6
SHAREHOLDER'S MANUAL
Types of Account Ownership ................................................    7
How to Open Your Janus Account ............................................    8
Minimum Investment Policies ...............................................    8
How to Purchase Shares ....................................................    8
How to Exchange Shares ....................................................    9
How to Redeem Shares ......................................................    9
  SHAREHOLDER SERVICES AND ACCOUNT POLICIES
JETS(R) ...................................................................   11
Transactions Through Processing Organizations .............................   11
Taxpayer Identification Number ............................................   11
Share Certificates ........................................................   11
Involuntary Redemption ....................................................   11
Telephone Transactions ....................................................   11
Making Changes to Your Account ............................................   11
Statements and Reports ....................................................   11
MANAGEMENT OF THE FUND
Investment Adviser and Portfolio Manager ..................................   12
Management Expenses .......................................................   12
Portfolio Transactions ....................................................   13
Other Service Providers ...................................................   13
Other Information .........................................................   13
DISTRIBUTIONS AND TAXES
Distributions .............................................................   14
Taxes .....................................................................   14
APPENDIX A
Glossary of Investment Terms ..............................................   15


                                     [LOGO]

                              JANUS BALANCED FUND

                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 1-800-525-3713

                               February 18, 1996


Janus Balanced Fund (the "Fund") is a no-load, diversified mutual fund that seeks long-term growth of capital, consistent with preservation of capital and balanced by current income.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 7.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 18, 1996, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:

The investment objective of the Fund is long-term capital growth, consistent with preservation of capital and balanced by current income.

PRIMARY HOLDINGS:

A diversified fund that, under normal circumstances, pursues its investment objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

SHAREHOLDER'S INVESTMENT HORIZON:

The Fund is designed for investors who primarily seek growth of capital with a degree of emphasis on income. The Fund is not designed for investors who desire a consistent level of income nor is it a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:

Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 25 years and currently manages more than $30 billion in assets.

FUND MANAGER:

Blaine P. Rollins

FUND INCEPTION:

September 1992


EXPENSE INFORMATION

The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases                     None
Maximum sales load imposed on reinvested dividends          None
Deferred sales charges on redemptions                       None
Redemption fees*                                            None
Exchange Fee**                                              None

*There is an $8 service fee for redemptions by wire.
**You may be charged a $5 transaction fee for excessive exchanges. See "How to Exchange Shares" on page 9.


ANNUAL FUND OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

--------------------------------------------------------------------------------
Management Fee                      0.82%
Other Expenses                      0.53%
Total Fund Operating Expenses       1.35%
--------------------------------------------------------------------------------
(1) The information in the table above is based on expenses before expense offset arrangements for the fiscal period ended October 31, 1995.


EXAMPLE

                                             1 Year   3 Years  5 Years  10 Years
--------------------------------------------------------------------------------
Assume you invest $1,000, the Fund
returns 5% annually and its expense
ratio remains as listed above. This
example shows the operating expenses
that you would indirectly bear as an
investor in the Fund.                          $14      $43     $74      $162
--------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996

FINANCIAL HIGHLIGHTS

The information below is for fiscal periods ending on October 31 of each year and has been audited by the accounting firm of Price Waterhouse LLP. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI. Expense and income ratios and portfolio turnover rates have been annualized for periods of less than one year.
Total returns for periods of less than one year are not annualized.

                                                                                   1995            1994         1993       1992(1)
------------------------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period                                         $12.17          $12.23       $10.64       $10.00
    Income from investment operations:
 2. Net investment income                                                          0.61            0.27         0.19         --
 3. Net gains or (losses) on securities (both realized and unrealized)             1.52           (0.09)        1.56         0.64
 4. Total from investment operations                                               2.13            0.18         1.75         0.64
    Less distributions:
 5. Dividends (from net investment income)                                        (0.58)          (0.24)       (0.16)        --
 6. Distributions (from capital gains)                                             --              --           --           --
 7. Total distributions                                                           (0.58)          (0.24)       (0.16)        --
 8. Net asset value, end of period                                               $13.72          $12.17       $12.23       $10.64
 9. Total return                                                                  18.26%           1.51%       16.54%        6.40%
10. Net assets, end of period (in millions)                                      $  125          $   94       $   73       $    2
11. Ratio of expenses to average net assets                                        1.35%(2)        1.42%        1.70%        2.50%
12. Ratio of net investment income  to average net assets                          2.52%           2.28%        2.15%       (0.12%)
13. Portfolio turnover rate                                                         185%            167%         131%         130%
------------------------------------------------------------------------------------------------------------------------------------

(1) Fiscal period from September 1, 1992 (inception) to October 31, 1992.

(2) The Fund's expenses may be reduced through use of brokerage commissions and uninvested cash balances earning interest with the Fund's custodian. The expense ratio for the fiscal period ended October 31, 1995, does not reflect expense reductions, which reduced the expense ratio to 1.32%.


UNDERSTANDING FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

Net asset value ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial
Highlights table represents the change in value of the Fund's shares over the fiscal period, but not its total return.

Net investment income is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. Dividends (from net investment income) is the per share amount that the Fund paid from net investment income.

Net gains or (losses) on securities is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. Distributions (from capital gains) is the per share amount that the Fund paid from net realized gains.

Total return is the percentage increase or decrease in the value of an investment over a stated period of time. A total return percentage includes both changes in NAV and income. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution. THE FUND'S TOTAL RETURN CANNOT BE COMPUTED DIRECTLY FROM THE FINANCIAL HIGHLIGHTS TABLE.

Ratio of expenses to average net assets is the total of the Fund's operating expenses divided by its average net assets for the stated period.

Ratio of net investment income to average net assets is the Fund's total net investment income divided by its average net assets for the stated period.

Portfolio turnover rate is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996

THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of investment terms used throughout this Prospectus. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital growth, consistent with preservation of capital and balanced by current income. It is a diversified fund that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stocks.

TYPES OF INVESTMENTS

The Fund may invest in any combination of common stock, preferred stock, warrants, convertible securities, debt securities and other fixed-income securities. However, it is expected that the Fund will emphasize investments in common stocks. Debt securities that the Fund may purchase include corporate bonds and debentures (less than 35% of net assets in high-yield/high-risk securities); government securities; mortgage- and asset-backed securities (not to exceed 25% of assets); zero coupon bonds (not to exceed 10% of assets); indexed/structured notes; high-grade commercial paper; certificates of deposit; and repurchase agreements. As further discussed below, such securities may be selected for their growth potential or income potential. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

The Fund may invest without limit in foreign equity and debt securities. The Fund may use options, futures and other types of derivatives for hedging purposes or as a means of enhancing return. See "Additional Risk Factors" on page 5. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE FUND.

HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENT OF THE FUND'S PORTFOLIO?

The Fund may shift assets between the growth and income components of its portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, then the Fund will place a greater emphasis on the growth component.

WHAT TYPE OF SECURITIES MAKE UP THE GROWTH COMPONENT OF THE FUND?

The growth component of the Fund is expected to consist primarily of common stocks. The portfolio manager will invest in common stocks to the extent that he believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure.

Other equity or debt securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. Because income is a part of the investment objective of the Fund, the portfolio manager may also consider dividend-paying characteristics in selecting equity securities for the Fund.

--------------------------------------------------------------------------------

WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF THE FUND?

The income component of the Fund may consist of all types of income-producing securities, including common stocks selected primarily for their dividend payments, preferred stocks, convertible securities and all types of debt securities. However, the Fund normally will invest at least 25% of its assets in fixed-income senior securities. Income-producing securities are used to produce a more consistent total return than a portfolio manager may attain through investing solely


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996
in growth stocks. However, the Fund is not designed to produce a consistent level of income.

--------------------------------------------------------------------------------

ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

Generally, yes. The portfolio manager seeks companies with earnings growth potential or income potential, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a company-by-company basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 5.

--------------------------------------------------------------------------------

HOW DOES THE FUND TRY TO REDUCE RISK?

Diversification of the Fund's assets reduces the effect of any single holding on its overall portfolio value. The Fund may also use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk when investing directly in foreign markets. See "Additional Risk Factors" on page 5. In addition, to the extent that the Fund holds a larger cash position, it may not participate in market declines to the same extent as if it had remained fully invested in common stock.

GENERAL PORTFOLIO POLICIES

In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION

The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

o As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 75% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

o    The Fund will invest no more than 25% of its assets in a single issuer.

INDUSTRY CONCENTRATION

As a fundamental policy, the Fund will not invest more than 25% of its total assets in any particular industry. This policy does not apply to U.S. government securities.

PORTFOLIO TURNOVER

The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.

ILLIQUID INVESTMENTS

The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital may determine that securities that cannot be sold to the U.S. public but that can be sold to institutional investors (for example, Rule 144A securities) are liquid. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

BORROWING AND LENDING

The Fund may borrow money and lend securities or other assets, as follows:

o The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996

o As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits. There is no assurance that such permission will be granted.

ADDITIONAL RISK FACTORS

SPECIAL SITUATIONS

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

FOREIGN SECURITIES

INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

o Currency Risk. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o    Transaction  Costs.   Transaction  costs  of  buying  and  selling  foreign
     securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use most derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996
     difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When  the  Fund  invests  in a  derivative  instrument,  it may be  required  to segregate cash and other high-grade liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies (Standard & Poor's and Moody's). The Fund expects that its holdings of lower quality securities, if any, will consist primarily of bonds rated in the highest two tiers of noninvestment grade securities.

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e. credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

See Appendix A for risks associated with certain other investments.

--------------------------------------------------------------------------------

PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

The Fund imposes no sales or other charges that would affect total return computations. Fund performance figures are based upon historical results and are not intended to indicate future performance. Investment returns and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996

SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. This section also explains in detail the wide array of services and features you can establish on your account. These services may be modified or discontinued without shareholder approval.

HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading this Prospectus,  please call one of our
Investor  Service   Representatives   at  1-800-525-3713   Monday-Friday:   8:00
a.m.-10:00 p.m., and Saturday: 10:00 a.m.-7:00 p.m., New York time.

--------------------------------------------------------------------------------
MINIMUM INVESTMENTS*
To open a new account                                            $2,500
To open a new retirement or UGMA/UTMA account                    $  500
To open a new account with an Automatic Investment Program       $  500**
To add to any type of an account                                 $  100

*The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
**There is a $100 minimum subsequent investment.
--------------------------------------------------------------------------------

TYPES OF ACCOUNT OWNERSHIP

If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application included with this Prospectus.

o Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

o A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

o Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

o Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up your account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 591/2.

Investors Fiduciary Trust Company serves as custodian for the Retirement Plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).

The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

o Individual Retirement Account ("IRA"): An IRA allows individuals under the age of 70 1/2 with earned income to contribute up to the lesser of $2,000 or 100% of compensation annually. Please refer to the Janus Funds IRA booklet for complete information regarding IRAs.

o Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

o Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

o Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
     Section 403(b)(7) Plan.


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996

HOW TO OPEN YOUR JANUS ACCOUNT

Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus Funds. Send all items to one of the following addresses:

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375

Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923

INVESTOR SERVICE CENTERS

Janus Funds offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

MINIMUM INVESTMENT POLICIES

ACCOUNTS ESTABLISHED AFTER FEBRUARY 18, 1996

Any account opened after February 18, 1996, must meet minimum investment requirements described at page 7.

ACCOUNTS ESTABLISHED ON OR BEFORE FEBRUARY 18, 1996

o The minimum investment requirement remains at $1,000 ($250 for retirement accounts and UGMA/UTMA accounts) for these accounts only.

o There is no minimum initial investment requirement for Automatic Monthly Investment Program participants that continue to make subsequent automatic investments of at least $50.

o Subsequent investments (other than automatic monthly investments) must meet the $100 minimum.

ALL ACCOUNTS

Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 annual maintenance fee (or the value of the account if less than $10) from accounts with values below the minimums described above or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that accounts will be valued and the $10 fee assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

HOW TO PURCHASE SHARES

PAYING FOR SHARES

When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

o Cash, credit cards, third party checks and credit card checks will not be accepted.

o    All purchases must be made in U.S. dollars.

o    Checks must be drawn on a U.S. bank and made payable to Janus Funds.

o If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

o If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

o    The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100. You may add to your account at any time through any of the following options:

BY MAIL

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE

This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

BY WIRE

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS

Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

o    AUTOMATIC MONTHLY INVESTMENT PROGRAM
     You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996
     to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

o    PAYROLL DEDUCTION
     If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

o    BY SYSTEMATIC EXCHANGE
     With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING

To request an exchange in writing, please follow the instructions for written requests on page 10.

BY TELEPHONE

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

BY SYSTEMATIC EXCHANGE

As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges.

If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

EXCHANGE POLICIES

o Except for Systematic Exchanges, new accounts established by exchange must meet the $2,500 minimum, or be for the total account value if less than $2,500.

o    Exchanges   between  existing   accounts  must  meet  the  $100  subsequent
     investment requirement.

o You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges) free of charge. The Fund reserves the right to have a $5 transaction fee automatically deducted from your account for each additional exchange.

o Exchanges between accounts will be accepted only if the registrations are identical.

o If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

o Be sure that you read the prospectus for the Fund into which you are exchanging.

o The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

o An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-tax deferred account.

QUICK ADDRESS AND TELEPHONE REFERENCE

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375

Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923

Janus Investor Services    1-800-525-3713
To speak to a service representative

JETS(R)    1-800-525-6125
For 24-hour access to account and fund information.

TDD      1-800-525-0056
A telecommunications device for our hearing- and speech-impaired shareholders.

Janus QuotelineSM 1-800-525-0024
For automated daily quotes on fund share prices, yields and total returns.

Janus Literature Line      1-800-525-8983
To request a prospectus, shareholder reports or marketing materials.

HOW TO REDEEM SHARES

On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

IN WRITING

To request a redemption in writing, please follow the instructions for written requests noted on page 10.

BY TELEPHONE

Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing.

This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m. New York time.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

SWPs allow you to redeem a specific dollar amount from your account on a regular basis. For more information on SWPs or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

o    BY CHECK
     Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996

o    ELECTRONIC TRANSFER
     If you have established this option, your redemption proceeds will be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call 1-800-525-3713. There is no fee for this option.

o    BY WIRE
     If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.

IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 8 and must include the following information:

     o the name of the Fund,
     o the account number,
     o the amount of money or number of shares being redeemed,
     o the name(s) on the account,
     o the signature(s) of all registered account owners, and
     o your daytime telephone number.

o    SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

o Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

o UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

o Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

o Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act, must accompany the request.

o Trust: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

o IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 591/2) or premature (before age 591/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

PRICING OF FUND SHARES

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. NAV per share is calculated by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of shares outstanding. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SIGNATURE GUARANTEE

In addition to the signature requirements, a signature guarantee is also required if any of the following is applicable:

o    The redemption exceeds $100,000.

o    You  would  like  the  check  made   payable  to  anyone   other  than  the
     shareholder(s) of record.

o You would like the check mailed to an address which has been changed within 10 days of the redemption request.

o You would like the check mailed to an address other than the address of record.

THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A SIGNATURE GUARANTEE MAY NOT BE PROVIDED BY A NOTARY PUBLIC.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

JANUS ELECTRONIC TELEPHONE SERVICE (JETS(R))

JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other qualified plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. The Processing Organization may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. The Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

TAXPAYER IDENTIFICATION NUMBER

On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES

Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

INVOLUNTARY REDEMPTION

The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise detrimental to the Fund.

TELEPHONE TRANSACTIONS

You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of exchanges, calling the JETS line.

TEMPORARY SUSPENSION OF SERVICES

The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

ADDRESS CHANGES

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES

To change the name on an account, the shares are generally  transferred to a new
account.  In  some  cases,  legal  documentation  may  be  required.   For  more
information call 1-800-525-3713.

STATEMENTS AND REPORTS

The Fund will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in our Automatic Monthly Investment Program and invest on a monthly basis, you will receive quarterly confirmation statements unless monthly statements are requested. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996

MANAGEMENT OF THE FUND

TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital has served as investment adviser to certain series of the Trust since 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

PORTFOLIO MANAGER

Blaine P. Rollins is Executive Vice President and portfolio manager of the Fund. He joined Janus Capital in 1990 and has gained experience as a fixed income trader and equity research analyst prior to assuming management responsibility for the Fund. He holds a Bachelor of Science in Finance from the University of Colorado and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------

PERSONAL INVESTING

Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts, subject to Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.


BREAKDOWN OF MANAGEMENT EXPENSES AND EXPENSE LIMITS

The Fund pays Janus Capital a management fee which is accrued daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

Average Daily Net          Annual Rate
Assets of Fund             Percentage (%)
-----------------------------------------
First $ 30 Million         1.00%
Next $270 Million           .75%
Next $200 Million           .70%
Next $500 Million           .65%
-----------------------------------------

The actual management fee paid by the Fund for the fiscal year ended October 31, 1995, was .82% of the value of the Fund's average daily net assets. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and subcustodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Janus Capital will reduce its management fee to the extent that Fund expenses exceed regulatory limits imposed by state securities regulators.


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses. The SAI further explains the selection of broker-dealers.

OTHER SERVICE PROVIDERS

The following parties provide the Fund with administrative and other services.

Domestic Custodian
Investors Fiduciary Trust Company
127 W. 10th Street
Kansas City, Missouri 64105

Foreign Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217

Distributor
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206

Janus  Service  Corporation  and  Janus  Distributors,   Inc.  are  wholly-owned
subsidiaries  of  Janus  Capital.   Investors   Fiduciary  Trust  Company  is  a
wholly-owned subsidiary of State Street Bank and Trust Company.

OTHER INFORMATION

ORGANIZATION

The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective. As of the date of this Prospectus, the Trust offers 18 separate series, three of which currently offer two classes of shares.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

SIZE OF THE FUND

The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of all series of the Trust created after April 30, 1992, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996

DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------
DISTRIBUTIONS

THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS ARE DECLARED AND PAID QUARTERLY, WHILE CAPITAL GAINS DISTRIBUTIONS ARE DECLARED AND PAID IN DECEMBER.

HOW DISTRIBUTIONS AFFECT A FUND'S NAV

Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations.

"BUYING A DIVIDEND"

If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling 1-800-525-3713. The Fund offers the following options:

1.   Reinvestment  Option.  You may reinvest  your income  dividends and capital
     gains   distributions  in  additional  shares.   This  option  is  assigned
     automatically if no other choice is made.

2. Cash Option. You may receive your income dividends and capital gains distributions in cash.

3. Reinvest And Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

4. Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

TAXES ON DISTRIBUTIONS

Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

TAXATION OF THE FUND

Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996

APPENDIX A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies (BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996
the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero  coupon  bonds are debt  securities  that do not pay  interest  at  regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Strips are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of non-dollar denominated securities or to reduce the impact of currency appreciation on purchases of non-dollar denominated securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.


JANUS BALANCED FUND PROSPECTUS                                 FEBRUARY 18, 1996

CONTENTS

THE FUND AT A GLANCE
Brief description of the Fund .........................................    1
EXPENSE INFORMATION
The Fund's annual operating expenses ..................................    1
Financial Highlights - a summary of financial data ....................    2
THE FUND IN DETAIL
The Fund's Investment Objective and Policies ..........................    3
General Portfolio Policies ............................................    4
Additional Risk Factors ...............................................    5
PERFORMANCE TERMS
An explanation of performance terms ...................................    6
SHAREHOLDER'S MANUAL
Types of Account Ownership ............................................    7
How to Open Your Janus Account ........................................    8
Minimum Investment Policies ...........................................    8
How to Purchase Shares ................................................    8
How to Exchange Shares ................................................    9
How to Redeem Shares ..................................................    9
  SHAREHOLDER SERVICES AND ACCOUNT POLICIES
JETS(R) ...............................................................   11
Transactions Through Processing Organizations .........................   11
Taxpayer Identification Number ........................................   11
Share Certificates ....................................................   11
Involuntary Redemption ................................................   11
Telephone Transactions ................................................   11
Making Changes to Your Account ........................................   11
Statements and Reports ................................................   11
MANAGEMENT OF THE FUND
Investment Adviser and Portfolio Manager ..............................   12
Management Expenses ...................................................   12
Portfolio Transactions ................................................   13
Other Service Providers ...............................................   13
Other Information .....................................................   13
DISTRIBUTIONS AND TAXES
Distributions .........................................................   14
Taxes .................................................................   14
APPENDIX A
Glossary of Investment Terms ..........................................   15
APPENDIX B
Explanation of Rating Categories ......................................   17


                                     [LOGO]

                           JANUS FLEXIBLE INCOME FUND

                              100 Fillmore Street
                             Denver, CO 80206-4923
                                 1-800-525-3713

                               February 18, 1996


Janus Flexible Income Fund (the "Fund") is a no-load, diversified mutual fund that seeks to obtain maximum total return, consistent with preservation of capital, by investing primarily in income-producing securities.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 7.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 18, 1996, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to obtain maximum total return, consistent with preservation of capital.

PRIMARY HOLDINGS:

A diversified fund that pursues its objective primarily through investments in income-producing securities. THE FUND MAY HAVE SUBSTANTIAL HOLDINGS OF LOWER RATED DEBT SECURITIES OR "JUNK" BONDS.

SHAREHOLDER'S INVESTMENT HORIZON:

The Fund is designed for investors who primarily seek current income.

FUND ADVISER:

Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 25 years and currently manages more than $30 billion in assets.

FUND MANAGER:

Ronald V. Speaker

FUND INCEPTION:

July 1987


EXPENSE INFORMATION

The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases                     None
Maximum sales load imposed on reinvested dividends          None
Deferred sales charges on redemptions                       None
Redemption fees*                                            None
Exchange Fee**                                              None

*There is an $8 service fee for redemptions by wire.
**You may be charged a $5 transaction fee for excessive exchanges. See "How to Exchange Shares" on page 9.


ANNUAL FUND OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

--------------------------------------------------------------------------------
Management Fee                     0.62%
Other Expenses                     0.34%
Total Fund Operating Expenses      0.96%
--------------------------------------------------------------------------------
(1) The information in the table and example above is based on expenses before expense offset arrangements for the fiscal period ended October 31, 1995.


EXAMPLE

                                             1 Year   3 Years  5 Years  10 Years

--------------------------------------------------------------------------------
Assume you invest $1,000, the Fund
returns 5% annually  and its expense
ratio remains as listed  above.  This
example shows the operating expenses
that you would indirectly bear as an
investor in the Fund.                          $10      $31     $53      $118
--------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

FINANCIAL HIGHLIGHTS

Unless otherwise noted, the information below is for fiscal periods ending on October 31 of each year. The accounting firm of Price Waterhouse LLP has audited the Fund's financial statements since October 1, 1990. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI. The Fund's financial statements for fiscal periods prior to October 1, 1990 were audited by other independent accountants whose reports are not included in the Annual Report. Expense and income ratios and portfolio turnover rates have been annualized for periods of less than one year. Total returns for periods of less than one year are not annualized.

                                                       1995           1994           1993           1992(1)
------------------------------------------------------------------------------------------------------------------------------------
1.  Net asset value, beginning of period               $ 8.96         $10.03         $ 9.26         $ 9.09
    Income from investment operations:
2.  Net investment income                                0.72           0.74           0.77           0.68
3.  Net gains or (losses) on securities
     (both realized and unrealized)                      0.59          (0.86)          0.79           0.15
4.  Total from investment operations                     1.31          (0.12)          1.56           0.83
    Less distributions:
5.  Dividends (from net investment income               (0.72)         (0.72)         (0.77)         (0.66)
6.  Distributions (from capital gains)                    --           (0.23)         (0.02)           --
7.  Total distributions                                 (0.72)         (0.95)         (0.79)         (0.66)
8.  Net asset value, end of period                     $ 9.55         $ 8.96         $10.03         $ 9.26
9.  Total return                                        15.35%         (1.26%)        17.48%          9.43%
10. Net assets, end of period (in millions)            $  580         $  377         $  473         $  205
11. Ratio of expenses to average net assets              0.96%(5)       0.93%          1.00%(4)       1.00%(4)
12. Ratio of net investment income to
      average net assets                                 7.91%          7.75%          7.96%          8.98%
13. Portfolio turnover rate                               250%           137%           201%           210%
-----------------------------------------------------------------------------------------------------------------------------------

                                                       1991(2)        1990(2)        1989(2)        1988(2)        1987(3)
------------------------------------------------------------------------------------------------------------------------------------
1.  Net asset value, beginning of period               $ 8.01         $ 9.35         $ 9.99         $ 9.92         $10.00
    Income from investment operations:
2.  Net investment income                                0.68           0.95           0.97           0.92           0.40
3.  Net gains or (losses) on securities
     (both realized and unrealized)                      1.29          (1.38)         (0.56)          0.09          (0.07)
4.  Total from investment operations                     1.97          (0.43)          0.41           1.01           0.33
    Less distributions:
5.  Dividends (from net investment income               (0.72)         (0.91)         (0.97)         (0.92)         ( .40)
6.  Distributions (from capital gains)                  (0.17)           --           (0.08)         (0.02)         ( .01)
7.  Total distributions                                 (0.89)         (0.91)         (1.05)         (0.94)         (0.41)
8.  Net asset value, end of period                     $ 9.09         $ 8.01         $ 9.35         $ 9.99         $ 9.92
9.  Total return                                        25.98%         (4.62%)         4.12%         10.70%          3.40%
10. Net assets, end of period (in millions)            $   72         $   14         $   18         $   10         $    4
11. Ratio of expenses to average net assets              1.00%(4)       1.00%(4)       1.00%(4)       1.00%(4)       1.00%(4)
12. Ratio of net investment income to
      average net assets                                 9.38%         11.24%         10.00%          9.32%          8.52%
13. Portfolio turnover rate                                88%            96%            75%            76%           130%
---------------------------------------------------------------------------------------------------------------------------------

(1) Fiscal period from January 1, 1992 to October 31, 1992.

(2) Fiscal year ended on December 31st of each year.

(3) Fiscal period from July 2, 1987 (inception) to December 31, 1987.

(4) The ratio of expenses to average net assets was 1.01% in 1993, 1.21% in 1992 and 1.74% in 1991 before voluntary waiver of certain Fund expenses. The ratio was 2% in prior years.

(5) The Fund's expenses may be reduced through the use of brokerage commissions and uninvested cash balances earning interest with the Fund's custodian. The expense ratio for the fiscal period ended October 31, 1995, does not reflect expense reductions, which had a de minimis effect on the expense ratio (less than 0.01%).


UNDERSTANDING FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

Net asset value ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial
Highlights table represents the change in value of the Fund's shares over the fiscal period, but not its total return.

Net investment income is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. Dividends (from net investment income) is the per share amount that the Fund paid from net investment income.

Net gains or (losses) on securities is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. Distributions (from capital gains) is the per share amount that the Fund paid from net realized gains.

Total return is the percentage increase or decrease in the value of an investment over a stated period of time. A total return percentage includes both changes in NAV and income. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution. THE FUND'S TOTAL RETURN CANNOT BE COMPUTED DIRECTLY FROM THE FINANCIAL HIGHLIGHTS TABLE.

Ratio of expenses to average net assets is the total of the Fund's operating expenses divided by its average net assets for the stated period.

Ratio of net investment income to average net assets is the Fund's total net investment income divided by its average net assets for the stated period.

Portfolio turnover rate is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of investment terms used throughout this Prospectus. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT OBJECTIVE

The  investment  objective  of the  Fund  is to  obtain  maximum  total  return, consistent with preservation of capital. The Fund pursues its objective primarily through investments in income-producing securities. Total return is expected to result from a combination of current income and capital appreciation, although income will normally be the dominant component of total return. As a fundamental policy, this Fund will invest at least 80% of its assets in income-producing securities.

TYPES OF INVESTMENTS

The Fund may invest in a wide variety of income-producing securities including corporate bonds and notes, government securities, preferred stock, income-producing common stock, debt securities that are convertible or exchangeable into equity securities, and debt securities that carry with them the right to acquire equity securities as evidenced by warrants attached to or acquired with the securities. The Fund may invest to a lesser degree in common stocks, other equity securities or debt securities that are not currently paying dividends or interest. The Fund may purchase securities of any maturity and quality and the average maturity and quality of its portfolio may vary substantially.

The Fund may invest without limit in foreign securities, including those of corporate and government issuers. The Fund may invest without limit in high-yield/high-risk securities and may have substantial holdings of such securities. The risks of foreign securities and higher-yield bonds are described under "Additional Risk Factors" on page 5.

The Fund may also invest in mortgage- and asset-backed securities; zero coupon bonds (up to 10% of assets); securities purchased on a when-issued, delayed delivery or forward commitment basis; and indexed/structured securities. The Fund may use futures, options and other derivatives for hedging purposes or for other purposes, such as enhancing return. See "Additional Risk Factors" on page 5.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash and similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. Securities that the Fund may invest in as means of receiving a return on idle cash include high-grade commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations including money market funds managed by Janus Capital.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE FUND.

HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

A fundamental risk associated with any fund that invests in fixed-income securities (e.g., a bond fund) is the risk that the value of the securities it holds will rise or fall as interest rates change. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. A bond fund's average-weighted maturity and its duration are measures of how the fund may react to interest rate changes.

WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED MATURITY"?

The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor, such as a Fund. A bond's term to maturity is the number of years remaining to maturity. A bond fund does not have a stated maturity, but it does have an average-weighted maturity. This number is calculated by averaging the terms to maturity of bonds held by the Fund with each maturity "weighted" according to the percentage of net assets that it represents.

--------------------------------------------------------------------------------

WHAT IS MEANT BY THE FUND'S "DURATION"?

A bond's duration indicates the time it will take an investor to recoup his or her investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond fund is calculated by averaging the duration of bonds held by a fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

--------------------------------------------------------------------------------

HOW DOES THE FUND MANAGE INTEREST RATE RISK?

The Fund may vary the average-weighted maturity of its portfolio to reflect its portfolio manager's analysis of interest rate trends and other factors. The Fund's average-weighted maturity will tend to be shorter when its portfolio manager expects interest rates to rise and longer when its portfolio manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk. See "Additional Risk Factors" on page 5.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

WHAT IS MEANT BY "CREDIT QUALITY"?

Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

--------------------------------------------------------------------------------

HOW IS CREDIT QUALITY MEASURED?

Ratings published by nationally recognized rating agencies such as Standard & Poor's Ratings Services ("Standard &Poor's") and Moody's Investors Service, Inc. ("Moody's") are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to Appendix B for a description of rating categories.

GENERAL PORTFOLIO POLICIES

In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION

The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

o As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 75% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

o    The Fund will invest no more than 25% of its assets in a single issuer.

INDUSTRY CONCENTRATION

As a fundamental policy, the Fund will not invest more than 25% of its total assets in any particular industry. This policy does not apply to U.S. government securities.

PORTFOLIO TURNOVER

The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.

ILLIQUID INVESTMENTS

The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital may determine that securities that cannot be sold to the U.S. public but that can be sold to institutional investors (for example, Rule 144A securities) are liquid. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including commercial paper and municipal lease obligations.

BORROWING AND LENDING

The Fund may borrow money and lend securities or other assets, as follows:

o The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

o As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits. There is no assurance that such permission will be granted.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

ADDITIONAL RISK FACTORS

HIGH-YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies (Standard & Poor's and Moody's). Please refer to Appendix B for a description of bond rating categories. The Fund expects that its holdings of lower quality securities, if any, will consist primarily of bonds rated in the highest two tiers of noninvestment grade securities.

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher rated bonds. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market as rated securities.

The market prices of high-yield/high-risk securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically. In addition, zero coupon, pay-in-kind and delayed interest bonds often do not pay interest until maturity. However, the Fund must recognize a computed amount of interest income and pay dividends to shareholders even though it has received no cash. In some instances, the Fund may have to sell securities to have sufficient cash to pay dividends.

FOREIGN SECURITIES

INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

o Currency Risk. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o    Transaction  Costs.   Transaction  costs  of  buying  and  selling  foreign
     securities, including brokerage tax and custody costs, are generally higher than those involved in domestic transactions.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use most derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When  the  Fund  invests  in a  derivative  instrument,  it may be  required  to segregate cash and other high-grade liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

SPECIAL SITUATIONS

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

See Appendix A for risks associated with certain other investments.

PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of yield.

Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

Yield shows the rate of income the Fund earns on its investments as a percentage of the Fund's share price. It is calculated by dividing a Fund's net investment income for a 30-day period by the average number of shares entitled to receive dividends and dividing the result by the Fund's NAV per share at the end of the 30-day period. Yield does not include changes in NAV.

Yields are calculated according to standardized SEC formulas and may not equal the income on an investor's account. Yield is usually quoted on an annualized basis. An annualized yield represents the amount you would earn if you remained in a Fund for a year and that Fund continued to have the same yield for the entire year.

THE FUND IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT YIELD COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. This section also explains in detail the wide array of services and features you can establish on your account. These services may be modified or discontinued without shareholder approval.

HOW TO GET IN TOUCH WITH JANUS

If you have any questions while reading this Prospectus,  please call one of our
Investor  Service   Representatives   at  1-800-525-3713   Monday-Friday:   8:00
a.m.-10:00 p.m., and Saturday: 10:00 a.m.-7:00 p.m., New York time.

--------------------------------------------------------------------------------
MINIMUM INVESTMENTS*
To open a new account                                            $2,500
To open a new retirement or UGMA/UTMA account                    $  500
To open a new account with an Automatic Investment Program       $  500**
To add to any type of an account                                 $  100

*The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
**There is a $100 minimum subsequent investment.
--------------------------------------------------------------------------------

TYPES OF ACCOUNT OWNERSHIP

If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application included with this Prospectus.

o Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

o A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

o Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

o Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

If you are eligible, you may set up your account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 591/2.

Investors Fiduciary Trust Company serves as custodian for the Retirement Plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December).

The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

o Individual Retirement Account ("IRA"): An IRA allows individuals under the age of 701/2 with earned income to contribute up to the lesser of $2,000 or 100% of compensation annually. Please refer to the Janus Funds IRA booklet for complete information regarding IRAs.

o Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

o Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

o Section 403(b)(7) Plan: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
     Section 403(b)(7) Plan.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

HOW TO OPEN YOUR JANUS ACCOUNT

Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus Funds. Send all items to one of the following addresses:

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375

Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923

INVESTOR SERVICE CENTERS

Janus Funds offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

MINIMUM INVESTMENT POLICIES

ACCOUNTS ESTABLISHED AFTER FEBRUARY 18, 1996

Any account opened after February 18, 1996, must meet minimum investment requirements described at page 7.

ACCOUNTS ESTABLISHED ON OR BEFORE FEBRUARY 18, 1996

o The minimum investment requirement remains at $1,000 ($250 for retirement accounts and UGMA/UTMA accounts) for these accounts only.

o There is no minimum initial investment requirement for Automatic Monthly Investment Program participants that continue to make subsequent automatic investments of at least $50.

o Subsequent investments (other than automatic monthly investments) must meet the $100 minimum.

ALL ACCOUNTS

Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 annual maintenance fee (or the value of the account if less than $10) from accounts with values below the minimums described above or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. It is expected that accounts will be valued and the $10 fee assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

HOW TO PURCHASE SHARES

PAYING FOR SHARES

When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

o Cash, credit cards, third party checks and credit card checks will not be accepted.

o    All purchases must be made in U.S. dollars.

o    Checks must be drawn on a U.S. bank and made payable to Janus Funds.

o If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

o If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

o    The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100. You may add to your account at any time through any of the following options:

BY MAIL

Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE

This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

BY WIRE

Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS

Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

o    AUTOMATIC MONTHLY INVESTMENT PROGRAM
     You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

o to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

o    PAYROLL DEDUCTION
     If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

o    BY SYSTEMATIC EXCHANGE
     With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES

On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING

To request an exchange in writing, please follow the instructions for written requests on page 10.

BY TELEPHONE

All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

BY SYSTEMATIC EXCHANGE

As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges.

If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

EXCHANGE POLICIES

o Except for Systematic Exchanges, new accounts established by exchange must meet the $2,500 minimum, or be for the total account value if less than $2,500.

o    Exchanges   between  existing   accounts  must  meet  the  $100  subsequent
     investment requirement.

o You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges) free of charge. The Fund reserves the right to have a $5 transaction fee automatically deducted from your account for each additional exchange.

o Exchanges between accounts will be accepted only if the registrations are identical.

o If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

o Be sure that you read the prospectus for the Fund into which you are exchanging.

o The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

o An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-tax deferred account.

QUICK ADDRESS AND TELEPHONE REFERENCE

Regular Mail
Janus Funds
P.O. Box 173375
Denver, CO 80217-3375

Express or Certified Mail
Janus Funds
100 Fillmore Street
Denver, CO 80206-4923

Janus Investor Services    1-800-525-3713
To speak to a service representative

JETS(R)    1-800-525-6125
For 24-hour access to account and fund information.

TDD      1-800-525-0056
A telecommunications device for our hearing- and speech-impaired shareholders.

Janus QuotelineSM 1-800-525-0024
For automated daily quotes on fund share prices, yields and total returns.

Janus Literature Line      1-800-525-8983
To request a prospectus, shareholder reports or marketing materials.

HOW TO REDEEM SHARES

On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

IN WRITING

To request a redemption in writing, please follow the instructions for written requests noted on page 10.

BY TELEPHONE

Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing.

This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m. New York time.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

SWPs allow you to redeem a specific dollar amount from your account on a regular basis. For more information on SWPs or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

o    BY CHECK
     Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

o    ELECTRONIC TRANSFER
     If you have established this option, your redemption proceeds will be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call 1-800-525-3713. There is no fee for this option.

o    BY WIRE
     If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.

IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 8 and must include the following information:

     o    the name of the Fund,
     o    the account number,
     o    the amount of money or number of shares being redeemed,
     o    the name(s) on the account,
     o    the signature(s) of all registered account owners, and
     o    your daytime telephone number.

o    SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

o Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

o UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

o Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

o Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

o Trust: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

o IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 591/2) or premature (before age 591/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

PRICING OF FUND SHARES

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. NAV per share is calculated by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of shares outstanding. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SIGNATURE GUARANTEE

In addition to the signature requirements, a signature guarantee is also required if any of the following is applicable:

o    The redemption exceeds $100,000.

o    You  would  like  the  check  made   payable  to  anyone   other  than  the
     shareholder(s) of record.

o You would like the check mailed to an address which has been changed within 10 days of the redemption request.

o You would like the check mailed to an address other than the address of record.

THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

JANUS ELECTRONIC TELEPHONE SERVICE (JETS(R))

JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(TM) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other qualified plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. The Processing Organization may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. The Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

TAXPAYER IDENTIFICATION NUMBER

On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES

Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

INVOLUNTARY REDEMPTION

The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise detrimental to the Fund.

TELEPHONE TRANSACTIONS

You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of exchanges, calling the JETS line.

TEMPORARY SUSPENSION OF SERVICES

The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

ADDRESS CHANGES

To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES

To change the name on an account, the shares are generally  transferred to a new
account.  In  some  cases,  legal  documentation  may  be  required.   For  more
information call 1-800-525-3713.

STATEMENTS AND REPORTS

The Fund will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in our Automatic Monthly Investment Program and invest on a monthly basis, you will receive quarterly confirmation statements unless monthly statements are requested. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to accounts with the same record address. Upon request, such reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

MANAGEMENT OF THE FUND

TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital has served as investment adviser to certain series of the Trust since 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

PORTFOLIO MANAGER

Ronald V. Speaker is Executive Vice President and portfolio manager of the Fund, which he has managed since December 1991. Mr. Speaker joined Janus Capital in 1986 and also manages Janus High-Yield Fund. He previously managed Janus Intermediate Government Securities Fund, Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund from their inceptions through December 1995. He holds a Bachelor of Arts in Finance from the University of Colorado and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------

PERSONAL INVESTING

Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts, subject to Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.


BREAKDOWN OF MANAGEMENT EXPENSES AND EXPENSE LIMITS

The Fund pays Janus Capital a management fee which is accrued daily and paid monthly equal to .65% of the first $300 million in assets and .55% of all assets in excess of $300 million. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. Janus Capital has currently agreed to waive certain fees and expenses to the extent that the Fund's total expenses exceed 1.00%. Janus Capital may modify or terminate this waiver at any time upon 90 days' notice to the Trustees.

The actual management fee paid by the Fund for the fiscal year ended October 31, 1995, was .62% of the value of the Fund's average daily net assets. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and subcustodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses. The SAI further explains the selection of broker-dealers.

OTHER SERVICE PROVIDERS

The following parties provide the Fund with administrative and other services.

Domestic Custodian
Investors Fiduciary Trust Company
127 W. 10th Street
Kansas City, Missouri 64105

Foreign Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217

Distributor
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206

Janus  Service  Corporation  and  Janus  Distributors,   Inc.  are  wholly-owned
subsidiaries  of  Janus  Capital.   Investors   Fiduciary  Trust  Company  is  a
wholly-owned subsidiary of State Street Bank and Trust Company.

OTHER INFORMATION

ORGANIZATION

The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective. As of the date of this Prospectus, the Trust offers 18 separate series, three of which currently offer two classes of shares.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund. As a shareholder, you are entitled to one vote for each share that you own.

SIZE OF THE FUND

The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of all series of the Trust created after April 30, 1992, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------
DISTRIBUTIONS

THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS ARE DECLARED AND PAID QUARTERLY, WHILE CAPITAL GAINS DISTRIBUTIONS ARE DECLARED AND PAID IN DECEMBER.

HOW DISTRIBUTIONS AFFECT A FUND'S NAV

Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations.

"BUYING A DIVIDEND"

If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling 1-800-525-3713. The Fund offers the following options:

1.   Reinvestment  Option.  You may reinvest  your income  dividends and capital
     gains   distributions  in  additional  shares.   This  option  is  assigned
     automatically if no other choice is made.

2. Cash Option. You may receive your income dividends and capital gains distributions in cash.

3. Reinvest And Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

4. Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

TAXES ON DISTRIBUTIONS

Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

TAXATION OF THE FUND

Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

APPENDIX A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Certificates of Participation ("COPs") are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. See "Municipal lease obligations" below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies (BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. See "Municipal securities" below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility or revenue source.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

Tender option bonds are generally long-term securities that have been coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the liquidity of municipal securities.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero  coupon  bonds are debt  securities  that do not pay  interest  at  regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Strips are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines on the value of non-dollar denominated securities or to reduce the impact of currency appreciation on purchases of non-dollar denominated securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996

APPENDIX B

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD &POOR'S RATINGS SERVICES

Bond Rating       Explanation
--------------------------------------------------------------------------------
INVESTMENT GRADE

AAA Highest rating; extremely strong capacity to pay principal and interest.
AA High quality; very strong capacity to pay principal and interest.
A Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

NON-INVESTMENT GRADE
BB, B,              Predominantly  speculative  with  respect  to  the  issuer's
CCC, CC, C          capacity to meet required  interest and principal  payments.
                    BB - lowest degree of speculation; C - the highest degree of
                    speculation.    Quality   and   protective   characteristics
                    outweighed by large  uncertainties or major risk exposure to adverse conditions.
D                   In default.
--------------------------------------------------------------------------------
MOODY'S INVESTORS SERVICE, INC.

INVESTMENT GRADE

Aaa                 Highest quality, smallest degree of investment risk.
Aa                  High  quality;  together  with Aaa bonds,  they  compose the high-grade bond group.
A                   Upper-medium  grade obligations;  many favorable  investment attributes.
Baa                 Medium-grade  obligations;   neither  highly  protected  nor
                    poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

NON-INVESTMENT GRADE
Ba More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca Speculative in a high degree; could be in default or have other marked shortcomings.
C                   Lowest-rated;  extremely  poor  prospects of ever  attaining investment standing.
--------------------------------------------------------------------------------
Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

SECURITIES HOLDINGS BY RATING CATEGORY

During the fiscal period ended October 31, 1995, the percentage of securities holdings for the Fund by rating category based upon a weighted monthly average was:

          Bonds - S&P Rating                                The Fund

          AAA                                                    17%
          AA                                                      0%
          A                                                      15%
          BBB                                                    27%
          BB                                                     13%
          B                                                      23%
          CCC                                                     1%
          CC                                                      0%
          C                                                       0%
          Preferred Stock                                         1%
          Cash and Options                                        3%
          ----------------------------------------------------------
          TOTAL                                                 100%
          ----------------------------------------------------------


JANUS FLEXIBLE INCOME FUND PROSPECTUS                          FEBRUARY 18, 1996
                                       17